FINANCE EXPENSES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
Lease liabilities and lease related obligations	$ 1,945	$ 1,599
Development costs capitalzed	$ 8,865	$ 3,419